ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Accrued expenses	24,537	44,621	6,490
Salaries and welfare payable	8,183	8,612	1,253
Business and other taxes payable	12,253	11,400	1,658
Secured borrowings, current (note 19)	85,106	-	-
MD Anderson consulting fee payable	13,642	51,029	7,422
Acquisition payable for investment in CMCC	116,922	116,922	17,006
Consideration advance from JWYK (note 15)	12,453	4,320	628
Advance from customers	2,095	19,250	2,800
Other accruals	110,728	161,852	23,539
	385,919	418,006	60,796